Statement of Cash Flows - USD ($)		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (1,470)	$ 90,506	$ 0	$ (1,802)
Changes in operating assets and liabilities:
Accounts payable	1,470	68,197	0	1,802
Net cash used in operating activities		(115,491)	0
Net increase in cash		772,121	0
Cash at beginning of period			0	$ 0
Cash at end of period	$ 0	$ 772,121	$ 0